UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 600
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        February 14th, 2013
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      83
Form 13F Information Table Value Total:      $146651
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3237    49422 SH       SOLE                                      49422
Accenture PLC                  COM              G1151C101     2960    44516 SH       SOLE                                      44516
Ametek                         COM              031100100     3345    89045 SH       SOLE                                      89045
Amphenol Corp New Cl A         COM              032095101     1495    23102 SH       SOLE                                      23102
Ansys                          COM              03662Q105     1160    17228 SH       SOLE                                      17228
Apple Computer                 COM              037833100     3849     7233 SH       SOLE                                       7233
Australia & New Zealand Bkg Gr COM              052528304      254     9750 SH       SOLE                                       9750
Automatic Data Proc            COM              053015103     1105    19410 SH       SOLE                                      19410
Autozone                       COM              053332102     1309     3693 SH       SOLE                                       3693
BCE New                        COM              05534B760     2363    55021 SH       SOLE                                      55021
Bank of Montreal               COM              063671101     1577    25728 SH       SOLE                                      25728
Bristol-Myers Squibb           COM              110122108      490    15050 SH       SOLE                                      15050
C H Robinson Worldwide New     COM              12541W209      585     9250 SH       SOLE                                       9250
Canadian National Railway Corp COM              136375102     2707    29744 SH       SOLE                                      29744
Celgene Corp                   COM              151020104     1741    22189 SH       SOLE                                      22189
Central Fd of Canada           COM              153501101      610    29025 SH       SOLE                                      29025
CenturyLink                    COM              156700106      637    16291 SH       SOLE                                      16291
Check Point Software           COM              M22465104      634    13305 SH       SOLE                                      13305
Chevron Texaco Corp            COM              166764100     4312    39876 SH       SOLE                                      39876
Church & Dwight                COM              171340102     3370    62911 SH       SOLE                                      62911
Citrix Systems                 COM              177376100      622     9481 SH       SOLE                                       9481
Clean Harbors                  COM              184496107     1427    25934 SH       SOLE                                      25934
Cognizant Tech                 COM              192446102     1056    14290 SH       SOLE                                      14290
Cummins                        COM              231021106     1729    15957 SH       SOLE                                      15957
Danaher Corp                   COM              235851102     2282    40828 SH       SOLE                                      40828
Dominion Resources             COM              25746U109     1339    25844 SH       SOLE                                      25844
Donaldson Co                   COM              257651109     1663    50629 SH       SOLE                                      50629
Dover Corp                     COM              260003108      243     3700 SH       SOLE                                       3700
Ecolab                         COM              278865100     4171    58005 SH       SOLE                                      58005
Express Scripts Hldg Co        COM              30219G108     3208    59414 SH       SOLE                                      59414
Exxon Mobil Corp               COM              30231G102      421     4860 SH       SOLE                                       4860
Factset Research System        COM              303075105      697     7920 SH       SOLE                                       7920
Fastenal Co                    COM              311900104     2831    60689 SH       SOLE                                      60689
Fiserv                         COM              337738108     2978    37687 SH       SOLE                                      37687
Grainger (WW)                  COM              384802104     4979    24605 SH       SOLE                                      24605
Health Care Reit               COM              42217K106     1318    21500 SH       SOLE                                      21500
Henry Schein                   COM              806407102     2997    37265 SH       SOLE                                      37265
Humana                         COM              444859102      337     4910 SH       SOLE                                       4910
Idexx Labs                     COM              45168D104     3604    38841 SH       SOLE                                      38841
Intl Business Mach             COM              459200101     4961    25901 SH       SOLE                                      25901
Intuit                         COM              461202103     2308    38798 SH       SOLE                                      38798
Intuitive Surgical             COM              46120E602      502     1024 SH       SOLE                                       1024
Johnson & Johnson              COM              478160104      850    12125 SH       SOLE                                      12125
Knight Transn                  COM              499064103      176    12000 SH       SOLE                                      12000
MasterCard Worldwide           COM              57636Q104     3139     6390 SH       SOLE                                       6390
McCormick & Co                 COM              579780206     2165    34075 SH       SOLE                                      34075
McDonald's Corp                COM              580135101     2304    26122 SH       SOLE                                      26122
Merck & Co New                 COM              58933Y105      478    11680 SH       SOLE                                      11680
Monster Beverage Corp          COM              611740101      466     8815 SH       SOLE                                       8815
NextEra Energy                 COM              65339F101     1389    20082 SH       SOLE                                      20082
Nike Cl B                      COM              654106103     1055    20450 SH       SOLE                                      20450
Noble Energy                   COM              655044105      361     3550 SH       SOLE                                       3550
Novo Nordisk Spons ADR         COM              670100205     4267    26146 SH       SOLE                                      26146
O'Reilly Automotive New        COM              67103H107     3454    38623 SH       SOLE                                      38623
Oracle Corp                    COM              68389X105     1224    36721 SH       SOLE                                      36721
Paychex                        COM              704326107      271     8705 SH       SOLE                                       8705
Praxair                        COM              74005P104     2818    25750 SH       SOLE                                      25750
Procter & Gamble Co            COM              742718109      230     3394 SH       SOLE                                       3394
Public Storage Com             COM              74460D109     1619    11171 SH       SOLE                                      11171
Qualcomm                       COM              747525103      665    10745 SH       SOLE                                      10745
Questar Corp                   COM              748356102     1943    98307 SH       SOLE                                      98307
Ralph Lauren Corp              COM              751212101     1092     7285 SH       SOLE                                       7285
Rogers Communications Cl B     COM              775109200      915    20100 SH       SOLE                                      20100
Roper Inds New Com             COM              776696106     3242    29086 SH       SOLE                                      29086
Ross Stores                    COM              778296103     1525    28200 SH       SOLE                                      28200
SPDR Gold Trust ETF            COM              78463V107      204     1260 SH       SOLE                                       1260
Shire PLC Spons ADR            COM              82481R106     1098    11912 SH       SOLE                                      11912
Sigma-Aldrich Corp             COM              826552101     4529    61558 SH       SOLE                                      61558
Smucker, (JM)                  COM              832696405     1103    12789 SH       SOLE                                      12789
Southern Co                    COM              842587107     1289    30102 SH       SOLE                                      30102
Stericycle                     COM              858912108     3189    34184 SH       SOLE                                      34184
Suncor Energy                  COM              867224107      256     7750 SH       SOLE                                       7750
Syngenta ADR                   COM              87160A100     1244    15395 SH       SOLE                                      15395
TRPrice Assoc                  COM              74144T108     1976    30339 SH       SOLE                                      30339
Taiwan Semiconductor Mfg       COM              874039100     1174    68392 SH       SOLE                                      68392
Teradata Corp                  COM              88076W103     1569    25350 SH       SOLE                                      25350
Thermo Fisher Scientific       COM              883556102     1402    21976 SH       SOLE                                      21976
Toro Co                        COM              891092108     1008    23450 SH       SOLE                                      23450
Toronto-Dominion Bank          COM              891160509     2198    26058 SH       SOLE                                      26058
Trimble Navigation Ltd         COM              896239100     2083    34842 SH       SOLE                                      34842
United Technologies            COM              913017109     1960    23896 SH       SOLE                                      23896
WGL Hldgs                      COM              92924f106      713    18190 SH       SOLE                                      18190
Whole Foods Market             COM              966837106      595     6523 SH       SOLE                                       6523